Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Beginning balance at Dec. 31, 2013	$ 371	$ 35,010	$ 60,798	$ (1,713)	$ (2,602)	$ 91,864
Common Stock, Beginning Balance at Dec. 31, 2013	3,708,718			64,628
Net Income	$ 0	0	7,657	$ 0	0	7,657
Other comprehensive income (loss)	0	0	0	0	3,064	3,064
Cash dividends declared	0	0	(4,377)	0	0	(4,377)
Acquisition of treasury stock	0	0	0	$ (179)	0	(179)
Acquisition of treasury stock, shares				6,669
Stock options exercised	0	13	0	$ 678	0	$ 691
Stock options exercised, shares				(25,577)		(25,577)
Tax benefit o stock options exercised	0	17	0	$ 0	0	$ 17
Sale of treasury stock for ESOP	0	13	0	$ 137	0	150
Sale of treasury stock for ESOP, shares				(5,144)
Compensation expense related to stock options	0	154	0	$ 0	0	154
Restricted stock awards	$ 1	(1)	0	$ 0	0	0
Restricted stock awards, shares	9,300			0
Common Stock, Ending Balance at Dec. 31, 2014	3,718,018			40,576
Ending balance at Dec. 31, 2014	$ 372	35,206	64,078	$ (1,077)	462	99,041
Net Income	0	0	5,908	0	0	5,908
Other comprehensive income (loss)	0	0	0	0	26	26
Cash dividends declared	0	0	(4,574)	0	0	(4,574)
Acquisition of treasury stock	0	0	0	$ (127)	0	(127)
Acquisition of treasury stock, shares				4,374
Stock options exercised	0	(9)	0	$ 450	0	$ 441
Stock options exercised, shares				(16,859)		(16,859)
Tax benefit o stock options exercised	0	16	0	$ 0	0	$ 16
Sale of treasury stock for ESOP	0	10	0	$ 136	0	146
Sale of treasury stock for ESOP, shares				(5,060)
Compensation expense related to stock options	0	66	0	$ 0	0	66
Restricted stock awards	$ 1	62	0	$ (8)	0	55
Restricted stock awards, shares	6,650			280
Common Stock, Ending Balance at Dec. 31, 2015	3,724,668			23,311
Ending balance at Dec. 31, 2015	$ 373	35,351	65,412	$ (626)	488	100,998
Net Income	0	0	6,711	0	0	6,711
Other comprehensive income (loss)	0	0	0	0	(4,607)	(4,607)	[1]
Cash dividends declared	0	0	(4,898)	0	0	(4,898)
Acquisition of treasury stock	0	0	0	$ (447)	0	(447)
Acquisition of treasury stock, shares				15,538
Stock options exercised	0	(8)	0	$ 851	0	$ 843
Stock options exercised, shares				(30,823)		(30,823)
Tax benefit o stock options exercised	0	38	0	$ 0	0	$ 38
Sale of treasury stock for ESOP	0	21	0	$ 110	0	131
Sale of treasury stock for ESOP, shares				(3,967)
Compensation expense related to stock options	0	71	0	$ 0	0	71
Restricted stock awards	$ 0	102	0	$ (13)	0	89
Restricted stock awards, shares	8,450			450
Delaware Bancshares acquisition	$ 43	12,107	0	$ 0	0	12,150
Delaware Bancshares acquisition, shares	431,605
Common Stock, Ending Balance at Dec. 31, 2016	4,164,723			4,509
Ending balance at Dec. 31, 2016	$ 416	47,682	67,225	$ (125)	(4,119)	111,079
Common Stock, Ending Balance at Dec. 31, 2016	4,164,723			4,509
Ending balance at Dec. 31, 2016	$ 416	$ 47,682	$ 67,225	$ (125)	$ (4,119)	$ 111,079

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.